Redeemable Convertible Preferred Stock - Schedule of Cumulative Dividends on Redeemable Convertible Preferred Stock (Detail) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Temporary Equity [Line Items]
Cumulative dividends	$ 53,558	$ 43,263	$ 29,562
Series A Redeemable Convertible Preferred Stock
Temporary Equity [Line Items]
Cumulative dividends	12,962	10,969	8,313
Series B Redeemable Convertible Preferred Stock
Temporary Equity [Line Items]
Cumulative dividends	23,019	19,312	14,389
Series C Redeemable Convertible Preferred Stock
Temporary Equity [Line Items]
Cumulative dividends	$ 17,577	$ 12,982	$ 6,860